Columbia Variable Portfolio – Overseas Core Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.2%
Issuer	Shares	Value ($)
Australia 4.2%
Northern Star Resources Ltd.	7,198,239	78,851,324
Paladin Energy Ltd.(a)	3,396,015	27,114,657
Santos Ltd.	10,771,835	52,194,018
Total		158,159,999
Austria 0.4%
Kontron AG	798,704	14,314,717
Belgium 1.3%
Liberty Global Ltd., Class C(a)	2,381,090	51,455,355
Brazil 0.5%
JBS S/A	3,258,648	18,908,138
Canada 5.4%
Cameco Corp.(b)	1,006,559	48,073,258
Celestica, Inc.(a)	688,438	35,192,950
Energy Fuels, Inc.(a)	2,560,410	14,056,651
Nutrien Ltd.	333,169	16,012,102
Pan American Silver Corp.	1,024,241	21,375,910
Vermilion Energy, Inc.	1,256,500	12,276,005
Whitecap Resources, Inc.	7,643,478	57,080,948
Total		204,067,824
Denmark 1.9%
Novo Nordisk A/S, Class B	617,348	73,224,585
Finland 1.7%
UPM-Kymmene OYJ	1,984,852	66,441,833
France 10.1%
AXA SA	1,593,198	61,333,136
Cie de Saint-Gobain SA	552,394	50,379,725
Cie Generale des Etablissements Michelin SCA	846,552	34,381,266
Eiffage SA	538,052	51,957,359
Sanofi SA	791,038	91,079,578
Societe Generale SA	1,445,112	36,011,141
Sodexo SA	249,815	20,480,707
TotalEnergies SE	556,407	36,130,485
Total		381,753,397
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 3.2%
Duerr AG	603,422	14,823,674
E.ON SE	2,560,563	38,131,753
Fresenius Medical Care AG	606,401	25,767,017
KION Group AG	683,525	26,988,887
TeamViewer SE(a)	1,329,483	16,974,147
Total		122,685,478
Greece 1.1%
JUMBO SA	1,420,058	40,673,222
Hong Kong 0.6%
WH Group Ltd.	29,214,250	23,009,124
Indonesia 0.5%
PT Bank Rakyat Indonesia Persero Tbk	59,494,000	19,458,250
Ireland 2.3%
Bank of Ireland Group PLC	3,372,216	37,659,299
Flutter Entertainment PLC(a)	210,580	49,518,200
Total		87,177,499
Israel 2.1%
Bank Hapoalim BM	467,023	4,681,021
Check Point Software Technologies Ltd.(a)	399,139	76,957,990
Total		81,639,011
Italy 0.8%
Buzzi Unicem SpA	741,919	29,604,092
Japan 24.6%
Amano Corp.	916,700	27,646,549
Hitachi Ltd.	1,343,700	35,631,348
ITOCHU Corp.	1,442,200	77,727,504
JustSystems Corp.	365,800	9,127,065
Kakaku.com, Inc.	1,222,900	21,287,291
Kinden Corp.	1,130,000	25,012,944
Komatsu Ltd.	1,905,400	53,341,155
Macnica Holdings, Inc.	3,438,900	47,889,244
MatsukiyoCocokara & Co.	3,239,700	53,375,170
Mitsubishi UFJ Financial Group, Inc.	7,384,100	75,824,377
Otsuka Corp.	2,612,900	64,530,530
PAL GROUP Holdings Co., Ltd.	1,273,200	22,305,326

Columbia Variable Portfolio – Overseas Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sankyo Co., Ltd.	4,805,400	70,826,821
Sanwa Holdings Corp.	1,356,100	36,102,837
Shimamura Co., Ltd.	785,600	42,914,023
Ship Healthcare Holdings, Inc.	1,811,500	29,600,298
Sumitomo Corp.	792,200	17,789,685
Suntory Beverage & Food Ltd.	692,400	26,071,594
Suzuken Co., Ltd.	1,346,200	47,250,121
Takuma Co., Ltd.	470,600	5,271,254
TBS Holdings, Inc.	1,117,600	30,589,098
TOPPAN Holdings, Inc.	2,409,500	71,712,305
USS Co., Ltd.	4,184,000	39,714,419
Total		931,540,958
Jersey 0.2%
Arcadium Lithium PLC(a)	3,230,684	9,207,449
Netherlands 11.7%
Adyen NV(a)	19,910	31,171,496
ASR Nederland NV	1,617,112	79,274,697
Heineken NV	403,141	35,786,911
ING Groep NV	3,616,591	65,615,888
Koninklijke Ahold Delhaize NV	1,891,165	65,322,815
Prosus NV, Class N(a)	1,842,837	80,536,158
Shell PLC	2,639,707	87,201,138
Total		444,909,103
Norway 0.7%
SalMar ASA	505,229	26,499,154
Russian Federation —%
Lukoil PJSC(c),(d),(e),(f)	133,228	—
Singapore 3.2%
DBS Group Holdings Ltd.	2,787,840	82,559,973
Venture Corp., Ltd.	3,522,900	38,448,351
Total		121,008,324
South Africa 0.2%
Impala Platinum Holdings Ltd.(a)	1,300,002	7,286,164
South Korea 1.7%
Hyundai Home Shopping Network Corp.	31,760	1,132,457
Samsung Electronics Co., Ltd.	899,057	42,020,859
Youngone Corp.	691,001	21,281,622
Total		64,434,938
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 0.9%
SKF AB, Class B	1,646,884	32,804,086
Switzerland 3.4%
Landis+Gyr Group AG(a)	373,503	34,748,006
Nestlé SA, Registered Shares	269,549	27,087,636
Novartis AG, Registered Shares	307,515	35,408,010
Roche Holding AG, Genusschein Shares	101,041	32,334,863
Total		129,578,515
Taiwan 2.2%
Parade Technologies Ltd.	1,650,000	39,695,764
Taiwan Semiconductor Manufacturing Co., Ltd.	1,407,000	42,426,894
Total		82,122,658
United Kingdom 9.0%
AstraZeneca PLC, ADR	1,173,349	91,415,621
DCC PLC	758,500	51,782,300
JD Sports Fashion PLC	30,107,125	62,079,182
Just Group PLC	10,241,944	19,060,610
TP Icap Group PLC	14,468,531	45,747,857
Vodafone Group PLC	48,214,239	48,320,203
WPP PLC	2,133,176	21,851,048
Total		340,256,821
United States 3.3%
ACADIA Pharmaceuticals, Inc.(a)	91,096	1,401,056
Burford Capital Ltd.	3,104,737	41,168,813
Insmed, Inc.(a)	107,876	7,874,948
Jazz Pharmaceuticals PLC(a)	326,472	36,372,246
Primo Water Corp.	1,479,054	37,346,113
Total		124,163,176
Total Common Stocks (Cost $3,342,809,914)		3,686,383,870

Exchange-Traded Equity Funds 1.2%
	Shares	Value ($)
United States 1.2%
iShares MSCI EAFE ETF	521,122	43,581,433
Total Exchange-Traded Equity Funds (Cost $43,982,697)		43,581,433

Columbia Variable Portfolio – Overseas Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2024 (Unaudited)
Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(g),(h)	4,156,057	4,155,641
Total Money Market Funds (Cost $4,155,641)		4,155,641
Total Investments in Securities (Cost $3,390,948,252)		3,734,120,944
Other Assets & Liabilities, Net		58,650,910
Net Assets		$3,792,771,854
At September 30, 2024, securities and/or cash totaling $16,182,901 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
186,278,000 CAD	135,974,802 USD	Barclays	10/08/2024	—	(1,779,324)
32,174,948 USD	217,320,000 DKK	Barclays	10/08/2024	288,846	—
47,918,555 USD	519,751,000 NOK	Barclays	10/08/2024	1,336,579	—
33,174,000 AUD	22,654,624 USD	Citi	10/08/2024	—	(282,609)
128,739,368 USD	194,784,000 AUD	Citi	10/08/2024	5,938,575	—
103,714,834 USD	80,805,000 GBP	Goldman Sachs International	10/08/2024	4,317,088	—
80,006,000 ILS	21,669,041 USD	HSBC	10/08/2024	204,402	—
3,112,025,000 JPY	21,938,071 USD	HSBC	10/08/2024	265,359	—
155,563,000 SGD	118,621,827 USD	HSBC	10/08/2024	—	(2,455,888)
89,420,593 USD	76,857,000 CHF	HSBC	10/08/2024	1,457,853	—
9,818,000 SGD	7,560,776 USD	JPMorgan	10/08/2024	—	(80,764)
11,354,537 USD	8,560,000 GBP	JPMorgan	10/08/2024	89,721	—
3,672,233 USD	4,781,000 SGD	JPMorgan	10/08/2024	48,912	—
6,435,000 CHF	7,582,418 USD	Morgan Stanley	10/08/2024	—	(26,555)
76,588,000 EUR	84,454,353 USD	Morgan Stanley	10/08/2024	—	(823,015)
17,753,315,000 JPY	121,498,369 USD	Morgan Stanley	10/08/2024	—	(2,138,965)
18,941,496 USD	27,847,000 AUD	Morgan Stanley	10/08/2024	312,533	—
7,567,735 USD	6,338,000 CHF	Morgan Stanley	10/08/2024	—	(73,459)
30,264,147 USD	26,993,000 EUR	Morgan Stanley	10/08/2024	—	(208,629)
21,419,885 USD	229,160,000 NOK	Morgan Stanley	10/08/2024	296,872	—
67,684,364,000 KRW	50,058,697 USD	State Street	10/08/2024	—	(1,625,354)
159,122,000 NOK	15,046,471 USD	State Street	10/08/2024	—	(33,010)
4,226,507,000 TWD	131,564,420 USD	State Street	10/08/2024	—	(2,059,515)
40,600,047 USD	60,804,000 AUD	State Street	10/08/2024	1,441,176	—
146,530,971 USD	132,761,000 EUR	State Street	10/08/2024	1,292,561	—
20,310,000 CAD	15,120,394 USD	UBS	10/08/2024	100,980	—
25,760,363 USD	34,942,000 CAD	UBS	10/08/2024	79,536	—
45,371,864 USD	40,718,000 EUR	UBS	10/08/2024	—	(34,162)
21,399,501 USD	223,414,000 SEK	UBS	10/08/2024	606,011	—
1,083,531,000 JPY	7,567,918 USD	Wells Fargo	10/08/2024	22,009	—
158,613,000 NOK	15,172,833 USD	Wells Fargo	10/08/2024	141,588	—
60,753,731 USD	101,252,000 NZD	Wells Fargo	10/08/2024	3,573,082	—
Total				21,813,683	(11,621,249)

Columbia Variable Portfolio – Overseas Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2024 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(12,016,416)	(2,516)	55.00	10/18/2024	(64,941)	(41,514)
Cameco Corp.	Morgan Stanley	USD	(12,016,416)	(2,516)	60.00	11/15/2024	(136,745)	(98,124)
Total							(201,686)	(139,638)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	133,228	10,912,642	—

(e)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	20,724,347	419,440,761	(436,007,394)	(2,073)	4,155,641	4,368	764,974	4,156,057
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
Columbia Variable Portfolio – Overseas Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2024 (Unaudited)
Currency Legend (continued)
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Overseas Core Fund  | 2024

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